Share capital (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Disclosure of number and weighted average exercise prices of share options
Share option transactions are summarized as follows:

	Number of share options (000’s)	Weighted average exercise price C$
Outstanding – December 31, 2017	9,175	0.38
Granted	2,290	0.55
Exercised	(1,233)	0.40
Cancelled	(1,522)	0.41
Outstanding – December 31, 2018	8,710	0.42
Granted	2,290	0.37
Exercised	(663)	0.20
Cancelled	(347)	0.22
Forfeited/expired	(45)	0.54
Outstanding – December 31, 2019	9,945	0.43
Granted	1,905	0.51
Exercised	(782)	0.29
Cancelled	(358)	0.29
Forfeited/expired	(160)	0.31
Outstanding – December 31, 2020	10,550	0.46

Disclosure of range of exercise prices of outstanding share options
At December 31, 2020, the following share options were outstanding and exercisable:

Number of share options (000`s)	Exercise price per share option C$	Expiry date

2,210	0.33 – 0.36	Mar – Nov 2021

1,880	0.52 – 0.62	May – Oct 2022

2,265	0.55 – 0.63	Feb – Dec 2023

2,290	0.365	Dec 2024

1,905	0.51	Dec 2025

10,550

Summary of Weighted Average of Share Option and Exercisable

December 31, 2020

Weighted average exercise price for exercisable options	C$0.46

Weighted average share price for options exercised	C$0.45

Weighted average years to expiry for exercisable share options	2.87 years

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period	The following weighted average assumptions were used for the Black-Scholes valuation of share options granted:

	2020	2019	2018

Risk-free interest rate	0.41%	1.62%	1.91%

Expected life of options (years)	4.9	4.7	4.7

Expected volatility	56%	65%	64%

Expected dividend	0.00%	0.00%	0.00%

Summary of Share purchase warrants
At December 31, 2020, the following Warrants were outstanding:

Number of share purchase warrants (000’s)	Exercise price per share purchase warrant C$	Expiry date

8,655	0.55	January 10, 2022

610	0.55	January 12, 2022

5,139	0.60	September 13, 2023

14,404

Summary of Weighted average assumptions
The fair value per Warrant issued during fiscal 2020 was determined to be C$0.12 using the following weighted average assumptions using the Black-Scholes option pricing model:

Share price	C$0.43

Risk-free interest rate	0.24%

Expected dividend	0.00%

Expected life	3 years

Expected volatility	56%